Fair Value: Schedule of changes in assets and liabilities classified as Level 3 (Tables)	9 Months Ended
Sep. 30, 2018
Tables/Schedules
Schedule of changes in assets and liabilities classified as Level 3

Total Realized/Unrealized Gain (Loss) Included in:
	Balance				Balance
	January 1,				September 30,
	2018	Purchases	Maturities	Earnings[1]	2018

Derivatives embedded in assets on deposit	$ 471,192	$ 80,419	$ (8,075)	$ 107,916	$ 651,452

Total assets	$ 471,192	$ 80,419	$ (8,075)	$ 107,916	$ 651,452

Derivatives embedded in annuity contracts	$ 471,192	$ 80,419	$ (8,075)	$ 107,916	$ 651,452

Total liabilities	$ 471,192	$ 80,419	$ (8,075)	$ 107,916	$ 651,452

[1] Included in net income are realized gains and losses associated with embedded derivatives.

The following table sets forth the values of assets and liabilities classified as Level 3 within the fair value hierarchy at December 31, 2017.

Total Realized/Unrealized Gain (Loss) Included in:
	Balance				Balance
	January 1,				December 31,
	2017	Purchases	Maturities	Earnings[1]	2017

Derivatives embedded in assets on deposit	$ 246,405	$ 93,748	$ (5,039)	$ 136,078	$ 471,192

Total assets	$ 246,405	$ 93,748	$ (5,039)	$ 136,078	$ 471,192

Derivatives embedded in annuity contracts	$ 246,405	$ 93,748	$ (5,039)	$ 136,078	$ 471,192

Total liabilities	$ 246,405	$ 93,748	$ (5,039)	$ 136,078	$ 471,192

[1] Included in net income are realized gains and losses associated with embedded derivatives.